Fair Value Measurements - Additional Information (Detail) $ in Millions	9 Months Ended
Sep. 30, 2019 USD ($)
Convertible Preferred Stock Warrant Liability
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Other income, net	$ 2.3